FEDERATED AGGRESSIVE GROWTH FUND
(A Portfolio of Federated Equity Funds)
Class A Shares
--------------------------------------------------------------------------------
Class B Shares
Class C Shares
Supplement to the Statement of Additional Information dated December 31, 2000



Please include in the "Performance Comparisons" section, below "Russell Top 200 Growth Index" on page 14 of the Statement of Additional Information, the following:

"Russell 2000 Growth Index: Measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values."



                                                            April 18, 2001














Cusip 314172875
Cusip 314172867
Cusip 314172859
26400 (04/01)